CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Convertible Preference Shares	Common Shares	Common Stock and Other Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	MDC Partners Inc. Shareholders' Deficit	Noncontrolling Interests	Common Class A Common Shares	Series 4 Convertible Preferred Stock Convertible Preference Shares	Contingent Consideration, Liability Settlements [Domain]	Contingent Consideration, Liability Settlements [Domain] MDC Partners Inc. Shareholders' Deficit	Contingent Consideration, Liability Settlements [Domain] Series 4 Convertible Preferred Stock Convertible Preference Shares
Balance at Dec. 31, 2016	$ (513,063)	$ 0		$ 8,563	$ (585,435)	$ (1,824)	$ (578,696)	$ 65,633
Balance (in shares) at Dec. 31, 2016										0
Common stock, balance (in shares) at Dec. 31, 2016			52,802,058
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to MDC Partners Inc.	241,086						241,086
Other comprehensive loss	2,275					(130)	(130)	2,405
Issuance of common and convertible preference shares (in shares)		95,000,000
Issuance of common and convertible preference shares	90,220						90,220						$ 90,220
Issuance of restricted stock (in shares)			380,669
Issuance of restricted stock	0
Shares acquired and cancelled	(1,758)			(1,758)			(1,758)
Deferred acquisition consideration settled through issuance of shares (in shares)			3,353,939
Deferred acquisition consideration settled through issuance of shares	27,852			27,852			27,852
Shares acquired and cancelled (in shares)			(161,535)
Stock-based compensation	8,028			8,028			8,028
Changes in redemption value of redeemable noncontrolling interests	(1,498)			(1,498)			(1,498)
Business acquisitions and step-up transactions, net of tax	(9,650)			2,315			2,315	(11,965)
Changes in ownership interest	6,960			(5,654)			(5,654)	12,614
Dispositions	(10,657)							(10,657)
Other	343			343			343
Balance at Dec. 31, 2017	(159,862)	$ 90,220		38,191	(344,349)	(1,954)	(217,892)	58,030
Balance (in shares) at Dec. 31, 2017										95,000,000
Common stock, balance (in shares) at Dec. 31, 2017			56,375,131
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to MDC Partners Inc.	(130,007)						(130,007)
Other comprehensive loss	3,713					6,674	6,674	(2,961)
Expenses for convertible preference shares	(97)						(97)			$ (97)
Issuance of restricted stock (in shares)			243,529
Shares acquired and cancelled	(776)			(776)			(776)
Shares issued, acquisitions (in shares)			1,011,561
Shares issued, acquisitions									$ 7,030		$ 7,030	$ 7,030
Shares acquired and cancelled (in shares)			(108,898)
Stock-based compensation	8,165			8,165			8,165
Changes in redemption value of redeemable noncontrolling interests	(4,171)			(4,171)			(4,171)
Business acquisitions and step-up transactions, net of tax	25,550			10,140			10,140	15,410
Changes in ownership interest	(5,965)							(5,965)
Cumulative effect of adoption of ASC 606	(1,170)				(1,170)		(1,170)
Balance at Dec. 31, 2018	(257,590)	$ 90,123		58,579	(475,526)	4,720	(322,104)	64,514
Balance (in shares) at Dec. 31, 2018									57,517,568	95,000,000
Common stock, balance (in shares) at Dec. 31, 2018			57,521,323
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to MDC Partners Inc.	(113)				(113)		(113)
Other comprehensive loss	(4,659)					(5,010)	(5,010)	351
Issuance of common and convertible preference shares (in shares)		50,000,000	14,285,714
Issuance of common and convertible preference shares	97,629	$ 61,994		35,635			97,629
Issuance of restricted stock (in shares)			117,000
Shares acquired and cancelled	(56)			(56)			(56)
Shares acquired and cancelled (in shares)			(34,016)
Stock-based compensation	(1,291)			(1,291)			(1,291)
Changes in redemption value of redeemable noncontrolling interests	5,919			5,919			5,919
Business acquisitions and step-up transactions, net of tax	0						0
Changes in ownership interest	(24,735)			(93)			(93)	(24,642)
Balance at Mar. 31, 2019	(184,896)	152,117		98,693	(475,639)	(290)	(225,119)	40,223
Balance (in shares) at Mar. 31, 2019										145,000,000
Common stock, balance (in shares) at Mar. 31, 2019			71,890,021
Balance at Dec. 31, 2018	(257,590)	$ 90,123		58,579	(475,526)	4,720	(322,104)	64,514
Balance (in shares) at Dec. 31, 2018									57,517,568	95,000,000
Common stock, balance (in shares) at Dec. 31, 2018			57,521,323
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to MDC Partners Inc.	(5,253)				(5,253)
Other comprehensive loss	(8,602)					(8,989)	(8,989)	387
Issuance of common and convertible preference shares (in shares)		50,000,000
Issuance of common and convertible preference shares	98,620						98,620
Issuance of restricted stock (in shares)			576,932
Issuance of restricted stock	0
Shares acquired and cancelled	(601)			(601)			(601)
Shares acquired and cancelled (in shares)			(229,366)
Stock-based compensation	3,655			3,655			3,655
Changes in redemption value of redeemable noncontrolling interests	3,160			3,160			3,160
Business acquisitions and step-up transactions, net of tax	1,911			1,911			1,911
Changes in ownership interest	(24,733)			(91)			(91)	(24,642)
Other	(1,142)			(1,141)			(1,141)	(1)
Balance at Dec. 31, 2019	(190,575)	$ 152,746		101,469	(480,779)	(4,269)	(230,833)	40,258
Balance (in shares) at Dec. 31, 2019									72,150,854	145,000,000
Common stock, balance (in shares) at Dec. 31, 2019			72,154,603
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to MDC Partners Inc.	1,003						1,003
Other comprehensive loss	7,429					7,938	7,938	(509)
Issuance of restricted stock (in shares)			587,227
Issuance of restricted stock	0
Shares acquired and cancelled	(637)			(637)			(637)
Shares acquired and cancelled (in shares)			(258,664)
Stock-based compensation	476			476			476
Changes in redemption value of redeemable noncontrolling interests	(1,218)			(1,218)			(1,218)
Business acquisitions and step-up transactions, net of tax	(503)			(503)			(503)
Other	82			0	82	0	82	0
Balance at Mar. 31, 2020	$ (183,943)	$ 152,746		$ 99,587	$ (479,694)	$ 3,669	$ (223,692)	$ 39,749
Balance (in shares) at Mar. 31, 2020									72,479,417	145,000,000
Common stock, balance (in shares) at Mar. 31, 2020			72,483,166